Expense Example - FidelitySustainabilityBondIndexFund-PRO - FidelitySustainabilityBondIndexFund-PRO - Fidelity Sustainability Bond Index Fund - Fidelity Sustainability Bond Index Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	$ 128